Business Combination - Recargo Inc - Purchase price allocation (Details) - USD ($) $ in Thousands	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Long-term liabilities
Goodwill		$ 31,052	$ 22,111
Recargo Inc [Member]
Current assets
Cash	$ 1,943
Accounts receivable	605
Prepaid expenses and other current assets	76
Total current assets	2,624
Long-term assets
Restricted cash	300
Property and equipment	678
Intangible assets	14,300
Other assets	70
Total assets	17,972
Current liabilities
Accounts payable	84
Accrued expenses	769
Deferred revenue, current	543
Total current liabilities	1,396
Long-term liabilities
Capital-build liability	480
Asset retirement obligations	1,908
Total liabilities	16,064
Consideration paid	25,005
Goodwill	$ 8,941